Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2022 CAD ($)	Jun. 30, 2024 CAD ($)	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life	25 months
Short-form base shelf prospectus, principal amount, up to	$ 2,000
ATM Program, principal amount, maximum								$ 500
ATM Program, remaining amount available		$ 500
Short-form base shelf prospectus, remaining amount available		1,500
Maximum borrowing capacity		6,494					$ 6,176
Unsecured committed revolving credit facilities | FortisBC Energy
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 900	$ 700
Unsecured committed revolving credit facilities | FortisBC Electric Inc.
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 200		$ 150
Unsecured committed revolving credit facilities | Corporate and other
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,300
Unsecured non-revolving facility | Corporate and other
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 500
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage		20.00%
Committed facilities with maturities ranging from 2024 through 2028
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 6,000